John Deere Owner Trust 2023-C				EXHIBIT 99.2
Statement to Certificateholders

$321,000,000 Class A-1 5.65000% Asset Backed Notes due September 16, 2024
$430,000,000 Class A-2 5.76% Asset Backed Notes due August 17, 2026
$430,000,000 Class A-3 5.48% Asset Backed Notes due May 15, 2028
$91,790,000 Class A-4 5.39% Asset Backed Notes due August 15, 2030
$32,639,410 Overcollateralization

Payment Date:				15-May-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$28,311,711.37
		per $1,000 original principal amount:		$65.84

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$28,311,711.37

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$905,396.74
			per $1,000 original principal amount:	$2.11

		(iv)	Class A-4 Notes:	$412,290.08
			per $1,000 original principal amount:	$4.49

		(v)	Total:	$1,317,686.82

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$301,082,321.16

	(b)	Note Value at end of related Collection Period:		$294,379,758.94

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$32,639,410.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$169,950,349.35
		(ii)	A-3 Note Pool Factor:	0.3952334

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$91,790,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$274,834.87
		(i) per $1,000 original principal amount:	$0.19
	(b)	Amount of Servicing Fee earned:	$274,834.87
	(c)	Amount of Servicing Fee paid:	$274,834.87
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$896,560.43

(11)	(i)	Amount in Reserve Account:	$13,054,294.10
	(ii)	Specified Reserve Account Balance:	$13,054,294.10

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$10,812,942.94
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.59%

(13)	(i)	Aggregate amount of net losses for the collection period:	$296,583.39
	(ii)	Cumulative amount of net losses:	$8,962,747.87
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.63%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$94,745.38
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%